Annual Fund Operating Expenses - T. Rowe Price Mid Cap Growth Portfolio	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.78%
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.03%
Class E
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.93%